Note 4 - Commitments (Details Textual) - Office and Laboratory Lease Agreement [Member]	12 Months Ended
	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Area of Real Estate Property | ft²	8,400
Operating Lease, Expense	$ 176,797	$ 166,242
Lessee, Operating Lease, Liability, to be Paid, Year One	182,000
Lessee, Operating Lease, Liability, to be Paid, Year Two	187,000
Lessee, Operating Lease, Liability, to be Paid, Year Three	$ 193,000